Other Operating Expenses (Details) $ in Thousands	12 Months Ended
Dec. 31, 2013 USD ($)
Other Operating Expenses [Line Items]
Other operating expenses	$ 26,221
Litigation settlement of VITAS segment [Member]
Other Operating Expenses [Line Items]
Litigation settlement	10,500
Roto-Rooter segment [Member]
Other Operating Expenses [Line Items]
Litigation settlement	$ 15,721